THE ADVISORS' INNER CIRCLE FUND II


     FROST GROWTH EQUITY FUND (FORMERLY, THE FROST CORE GROWTH EQUITY FUND)
                        FROST DIVIDEND VALUE EQUITY FUND
                         FROST STRATEGIC BALANCED FUND
                 FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
                          FROST SMALL CAP EQUITY FUND
                        FROST INTERNATIONAL EQUITY FUND
                          FROST LOW DURATION BOND FUND
                          FROST TOTAL RETURN BOND FUND
                           FROST MUNICIPAL BOND FUND
                     FROST LOW DURATION MUNICIPAL BOND FUND
                     FROST KEMPNER TREASURY AND INCOME FUND
                        FROST LKCM MULTI-CAP EQUITY FUND
 FROST MID CAP EQUITY FUND (FORMERLY, THE FROST LKCM SMALL-MID CAP EQUITY FUND)
                       FROST DIVERSIFIED STRATEGIES FUND
                          FROST NATURAL RESOURCES FUND
                 (EACH, A "FUND" AND COLLECTIVELY, THE "FUNDS")

                        SUPPLEMENT DATED AUGUST 30, 2012
                                     TO THE
  CLASS A AND INSTITUTIONAL CLASS SHARES PROSPECTUSES (THE "PROSPECTUSES") AND
                STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
             DATED NOVEMBER 28, 2011, AS SUPPLEMENTED JUNE 20, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.

THIS SUPPLEMENT UPDATES THE INFORMATION IN THE PROSPECTUSES AND THE SAI REGARDING THE: (1) LIQUIDATION OF THE FROST LKCM MULTI-CAP EQUITY FUND; (2)
CHANGE IN THE FRONT-END SALES CHARGE FOR CLASS A SHARES OF THE FUNDS; (3) AMENDMENT OF THE VOLUNTARY FEE WAIVER WITH RESPECT TO THE FROST LOW DURATION MUNICIPAL BOND FUND AND FROST MUNICIPAL BOND FUND; (4) RECLASSIFICATION OF CLASS A SHARES OF THE FROST LOW DURATION MUNICIPAL BOND FUND AS INSTITUTIONAL CLASS SHARES; AND (5) TERMINATION OF ARTIO GLOBAL MANAGEMENT LLC AS SUB-ADVISER OF THE FROST SMALL CAP FUND.

1.         LIQUIDATION OF THE FROST LKCM MULTI-CAP EQUITY FUND

The Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), at the recommendation of Frost Investment Advisors, LLC ("Frost"), the investment adviser of the Frost LKCM Multi-Cap Equity Fund, has determined that it is in the best interest of the Fund and its shareholders to cease operations and liquidate any remaining assets on a pro rata basis to shareholders, and has approved the closing and liquidation of the Fund. Effective immediately, the Fund is closed to new investments. The Fund is expected to cease operations and liquidate on or about October 31, 2012 (the "Liquidation Date"). Prior to the Liquidation Date, shareholders may redeem (sell) their shares in the manner described under "How to Redeem Fund Shares" on pages 88-89 of the Class A Shares Prospectus and pages 79-80 of the Institutional Class Shares Prospectus. For those Fund shareholders that do not redeem (sell) their shares prior to the Liquidation Date, the Fund will distribute to such shareholder, on or promptly after the Liquidation Date, a liquidating cash distribution equal in value to the shareholder's interest in the net assets of the Fund as of the Liquidation Date.

In anticipation of the liquidation of the Fund, Frost may manage the Fund in a manner intended to facilitate its orderly liquidation, such as by raising cash or making investments in other highly liquid assets. As a result, during this time, all or a portion of the Fund may not be invested in a manner consistent with its stated investment strategies, which may prevent the Fund from achieving its investment objective.

The liquidation distribution to shareholders will be treated as a payment in exchange for their shares and will generally be a taxable event. You should consult your personal tax advisor concerning your particular tax situation.

2.         CHANGE IN FRONT-END SALES CHARGE FOR CLASS A SHARES OF THE FUNDS

         A.       THE CLASS A SHARES PROSPECTUS IS REVISED AS FOLLOWS:

The "Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)" in the Fund Fees and Expenses Table for each of the Frost Growth Equity Fund, the Frost Dividend Value Equity Fund, the Frost Strategic Balanced Fund, the Frost Kempner Multi-Cap Deep Value Equity Fund, the Frost Small Cap Equity Fund, the Frost International Equity Fund, the Frost LKCM Multi-Cap Equity Fund, the Frost Mid Cap Equity Fund, the Frost Diversified Strategies Fund, and the Frost Natural Resources Fund is 3.25%.

The "Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)" in the Fund Fees and Expenses Table for each of the Frost Low Duration Bond Fund, the Frost Total Return Bond Fund, the Frost Municipal Bond Fund, the Frost Low Duration Municipal Bond Fund, and the Frost Kempner Treasury and Income Fund is 2.25%.

The following replaces in its entirety all information from the first table under the heading "Front-End Sales Charges - Class A Shares" on page 91 through the last table on page 91:

---------------------------------------------------------------------------------------------------------------
CLASS A          IF YOUR INVESTMENT IS:          YOUR SALES CHARGE AS A                YOUR SALES CHARGE AS A
                                                 PERCENTAGE OF OFFERING PRICE          PERCENTAGE OF YOUR NET
                                                                                       INVESTMENT
---------------------------------------------------------------------------------------------------------------
                 Less than $500,000                       3.25%                                 3.36%
---------------------------------------------------------------------------------------------------------------
                 $500,000 but less than                   2.00%                                 2.04%
                 $1,000,000
---------------------------------------------------------------------------------------------------------------
                 $1,000,000 and over*                     None                                  None
---------------------------------------------------------------------------------------------------------------

* If you are in a category of investors who may purchase Fund shares without a front-end sales charge, you will be subject to a 1.00% deferred sales charge if you redeem your shares within 12 months of purchase.

The following relates to the Frost Low Duration Bond Fund, the Frost Total Return Bond Fund, the Frost Municipal Bond Fund, the Frost Low Duration Municipal Bond Fund, and the Frost Kempner Treasury and Income Fund:

---------------------------------------------------------------------------------------------------------------
CLASS A          IF YOUR INVESTMENT IS:          YOUR SALES CHARGE AS A                YOUR SALES CHARGE AS A
                                                 PERCENTAGE OF OFFERING PRICE          PERCENTAGE OF YOUR NET
                                                                                       INVESTMENT
---------------------------------------------------------------------------------------------------------------
                 Less than $1,000,000                     2.25%                                 2.30%
---------------------------------------------------------------------------------------------------------------
                 $1,000,000 and over*                     None                                  None
---------------------------------------------------------------------------------------------------------------

* If you are in a category of investors who may purchase Fund shares without a front-end sales charge, you will be subject to a 1.00% deferred sales charge if you redeem your shares within 12 months of purchase.

         B. THE FOLLOWING REPLACES IN ITS ENTIRETY ALL INFORMATION FROM THE FIRST TABLE UNDER THE HEADING "DEALER REALLOWANCES" ON PAGE 53 THROUGH THE LAST TABLE ON PAGE 54 OF THE SAI:


-----------------------------------------------------------------------------------------------------------------
FUND                              LESS THAN $500,000          $500,000 BUT LESS           $1,000,000 AND OVER(1)
                                                              THAN $1,000,000
-----------------------------------------------------------------------------------------------------------------
Frost Equity Growth                     3.25%                       2.00%                     None
Fund
----------------------------------------------------------------------------------------------------------------
Frost Dividend Value                    3.25%                       2.00%                     None
Equity Fund
----------------------------------------------------------------------------------------------------------------
Frost Strategic Balanced                3.25%                       2.00%                     None
Fund
----------------------------------------------------------------------------------------------------------------
Frost Kempner Multi-                    3.25%                       2.00%                     None
Cap Deep Value Equity
Fund
----------------------------------------------------------------------------------------------------------------
Frost Small Cap Equity                  3.25%                       2.00%                     None
Fund
----------------------------------------------------------------------------------------------------------------
Frost International                     3.25%                       2.00%                     None
Equity Fund
----------------------------------------------------------------------------------------------------------------
Frost LKCM Multi-Cap                    3.25%                       2.00%                     None
Equity Fund
----------------------------------------------------------------------------------------------------------------
Frost Mid Cap Equity                    3.25%                       2.00%                     None
Fund
----------------------------------------------------------------------------------------------------------------
Frost Diversified                       3.25%                       2.00%                     None
Strategies Fund
----------------------------------------------------------------------------------------------------------------
Frost Natural                           3.25%                       2.00%                     None
Resources Fund
----------------------------------------------------------------------------------------------------------------

(1) If you are in a category of investors who may purchase Fund shares without a front-end sales charge, you will be subject to a 1.00% deferred sales charge if you redeem your shares within 12 months of purchase.

----------------------------------------------------------------------------------------------------------------
FUND                                  LESS THAN $1,000,000          $1,000,000 AND OVER(1)
----------------------------------------------------------------------------------------------------------------
Frost Low Duration Bond Fund                   2.25%                         None
----------------------------------------------------------------------------------------------------------------
Frost Total Return Bond Fund                   2.25%                         None
----------------------------------------------------------------------------------------------------------------
Frost Municipal Bond Fund                      2.25%                         None
----------------------------------------------------------------------------------------------------------------
Frost Low Duration Municipal                   2.25%                         None
Bond Fund
----------------------------------------------------------------------------------------------------------------
Frost Kempner Treasury and                     2.25%                         None
Income Fund
----------------------------------------------------------------------------------------------------------------


(1) If you are in a category of investors who may purchase Fund shares without a front-end sales charge, you will be subject to a 1.00% deferred sales charge if you redeem your shares within 12 months of purchase.

3. AMENDMENT OF THE VOLUNTARY FEE WAIVER WITH RESPECT TO THE FROST LOW DURATION MUNICIPAL BOND FUND AND FROST MUNICIPAL BOND FUND

         A. THE FOLLOWING REPLACES THE INFORMATION IN THE NINTH AND TENTH ROWS OF THE TABLE UNDER THE HEADING "INVESTMENT ADVISER" ON PAGES 93-94 OF THE CLASS A SHARES PROSPECTUS, AND ALL FOOTNOTES ARE RENUMBERED ACCORDINGLY:

------------------------------------------------------------------------------------------------------------------------------------
FUND                                  ADVISORY FEE           ADVISER'S          ADVISORY           EXPENSE             ADVISORY
                                      BEFORE                 VOLUNTARY          FEE AFTER          LIMITATION          FEES PAID
                                      VOLUNTARY FEE          FEE                VOLUNTARY
                                      REDUCTION              REDUCTION          FEE
                                                                                REDUCTION
------------------------------------------------------------------------------------------------------------------------------------
Frost Municipal Bond Fund             0.50%                  0.25%(3)           0.25%              1.30%               0.25%
------------------------------------------------------------------------------------------------------------------------------------
Frost Low Duration Municipal          0.50%                  0.25%(4)           0.35%              1.40%               0.25%
Bond Fund
------------------------------------------------------------------------------------------------------------------------------------

(3) Prior to the date of this Supplement, the Adviser voluntarily agreed to reduce its Investment Advisory Fee for the Frost Municipal Bond Fund by 0.10%.

(4) Prior to the date of this Supplement, the Adviser voluntarily agreed to reduce its Investment Advisory Fee for the Frost Low Duration Municipal Bond Fund by 0.20%.

         B. THE FOLLOWING REPLACES THE INFORMATION IN THE NINTH AND TENTH ROWS OF THE TABLE UNDER THE HEADING "INVESTMENT ADVISER" ON PAGE 73 OF THE INSTITUTIONAL CLASS SHARES PROSPECTUS, AND ALL FOOTNOTES ARE RENUMBERED ACCORDINGLY:

------------------------------------------------------------------------------------------------------------------------------------
FUND                                  ADVISORY FEE           ADVISER'S          ADVISORY           EXPENSE             ADVISORY
                                      BEFORE                 VOLUNTARY          FEE AFTER          LIMITATION          FEES PAID
                                      VOLUNTARY FEE          FEE                VOLUNTARY
                                      REDUCTION              REDUCTION          FEE
                                                                                REDUCTION
------------------------------------------------------------------------------------------------------------------------------------
Frost Municipal Bond Fund             0.50%                  0.25%(3)           0.25%              1.05%               0.25%
------------------------------------------------------------------------------------------------------------------------------------
Frost Low Duration Municipal          0.50%                  0.25%(4)           0.25%              1.15%               0.25%
Bond Fund
------------------------------------------------------------------------------------------------------------------------------------

(3) Prior to the date of this Supplement, the Adviser voluntarily agreed to reduce its Investment Advisory Fee for the Frost Municipal Bond Fund by 0.10%.

(4) Prior to the date of this Supplement, the Adviser voluntarily agreed to reduce its Investment Advisory Fee for the Frost Low Duration Municipal Bond Fund by 0.20%.

         C. THE FOLLOWING REPLACES THE INFORMATION IN THE EIGHTH AND NINTH ROWS IN THE TABLE UNDER THE HEADING "ADVISORY FEES PAID TO THE ADVISER" ON PAGES 39 OF THE SAI:



------------------------------------------------------------------------------------------------------------------------------------
                            ADVISORY FEE           ADVISER'S                                EXPENSE                 EXPENSE
                            BEFORE                 VOLUNTARY          ADVISORY FEE          LIMITATIONS             LIMITATIONS
                            VOLUNTARY FEE          FEE                AFTER FEE            (INSTITUTIONAL           (CLASS A
FUND                        REDUCTION              REDUCTION          REDUCTION            CLASS SHARES)            SHARES)
------------------------------------------------------------------------------------------------------------------------------------
Frost Municipal
Bond Fund                   0.50%                  0.25%(4)             0.25%                 1.05%                   1.30%
------------------------------------------------------------------------------------------------------------------------------------
Frost Low Duration
Municipal Bond              0.50%                  0.25%(5)             0.25%                 1.15%                   1.40%
Fund
------------------------------------------------------------------------------------------------------------------------------------

(4) Prior to the date of this Supplement, the Adviser voluntarily agreed to reduce its Investment Advisory Fee for the Frost Municipal Bond Fund by 0.10%.

(5) Prior to the date of this Supplement, the Adviser voluntarily agreed to reduce its Investment Advisory Fee for the Frost Low Duration Municipal Bond Fund by 0.20%.

4. RECLASSIFICATION OF CLASS A SHARES OF THE FROST LOW DURATION MUNICIPAL BOND FUND AS INSTITUTIONAL CLASS SHARES

Effective October 31, 2012 (the "Effective Date"), the Class A Shares of the Frost Low Duration Municipal Bond Fund will be reclassified as Institutional Class Shares (the "Reclassification"). Class A Shares of the Fund will then be liquidated. Shareholders of the Fund will continue to be invested in the same Fund, whose management, fund objective and investment strategies will not change as a result of the Reclassification. The Reclassification is not expected to have any tax implications for the Fund or its shareholders. The Reclassification will result in reduced expenses for the former Class A Share shareholders as the Institutional Class Shares are not subject to a 12b-1 fee or sales charges. Beginning on the Effective Date, former Class A Shareholders will be subject to the same fees and expenses set forth in the Institutional Class Shares Prospectus and should review the Institutional Class Shares Prospectus in its entirety.

5. TERMINATION OF ARTIO GLOBAL MANAGEMENT LLC AS SUB-ADVISER OF THE FROST SMALL EQUITY CAP FUND

The Board, upon the recommendation of Frost, the investment adviser to the Frost Small Cap Equity Fund, has accepted (i) the resignation of Artio Global Management LLC ("Artio") as sub-adviser to the Frost Small Cap Equity Fund, and
(ii) the termination of the Investment Sub-Advisory Agreement between Frost and Artio with respect to the Frost Small Cap Equity Fund.

Effective on or about September 4, 2012, Artio no longer will manage any assets of the Fund. The Board has authorized Cambiar Investors, LLC ("Cambiar"), pursuant to the terms of the Investment Sub-Adviser Agreement between Frost and Cambiar currently in place with respect to the Fund, to act as sub-adviser to the portion of the Fund's assets previously managed by Artio. Therefore, the following changes are made to the Prospectuses and SAI:

         A. INFORMATION IN THE PROSPECTUSES AND SAI REGARDING ARTIO IS HEREBY DELETED.

         B. THE FOLLOWING REPLACES IN ITS ENTIRETY ALL INFORMATION UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGY" BEGINNING WITH THE SECOND PARAGRAPH ON PAGE 24 OF THE CLASS A SHARES PROSPECTUS AND PAGE 22 OF THE INSTITUTIONAL CLASS SHARES PROSPECTUS:

The Fund intends to invest in companies that Cambiar Investors, LLC ("Cambiar"), the Fund's sub-adviser, believes are undervalued, profitable, and capable of generating significant cash flow. In managing the Fund, Cambiar will select value-oriented small-cap stocks for the Fund's portfolio. Value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

In selecting investments for the Fund, Cambiar utilizes a bottom-up, research-focused investment philosophy that seeks to identify quality companies that are currently undervalued to their historical trading range, yet demonstrate catalysts not yet recognized by the market that could result in significant appreciation over a 1-2 year time horizon. While Cambiar may use various metrics in selecting securities for the Fund, a company must possess the following characteristics: attractive valuation, an identifiable performance catalyst(s) and material upside potential. In selecting investments for the Fund, Cambiar generally considers small-capitalization companies to be those companies with total market capitalizations less than $3 billion at the time of initial purchase. In implementing its sell discipline, Cambiar sells stocks once a stock reaches its price target, when there is a decline in fundamentals, or the anticipated catalyst at purchase fails to materialize. Stocks may also be sold in favor of a more attractive investment opportunity. Cambiar will also trim a holding if it becomes an outsized position within the Fund's portfolio.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.











                                                                 FIA-SK-017-0100